Investments	12 Months Ended
Jun. 30, 2012
Investments, Debt and Equity Securities [Abstract]
Investments in Debt and Marketable Equity Securities (and Certain Trading Assets) Disclosure [Text Block]
4.	investments

The Group's investments are classified into:
	As of June 30,
	2011	2012	2012
	RMB	RMB	US$
Current:
Held-to-maturity investments (at cost less impairment)	50,003,441	20,503,441	3,227,364

Non-current:
Available-for-sale investment (at fair value) (Level 3)	10,525,471	9,715,046	1,529,206
Other investment (at cost less impairment)	2,417,729	8,046,381	1,266,548

	12,943,200	17,761,427	2,795,754

	62,946,641	38,264,868	6,023,118

Trading investments

All of the trading investment of the Company were disposed during the year ended June 30, 2011. Gain on trading investments has been included in investment income in the consolidated statements of income and is consisted of the following:

	Years ended June 30,
	2010	2011	2012	2012
	RMB	RMB	RMB	US$

Realized gain	-	653,861	-	-
Unrealized gain	868,255	-	-	-

Total	868,255	653,861	-	-

Held-to-maturity investments

As of June 30, 2011 and 2012, the Group's held-to-maturity investments represent investments in unlisted investment fund which have maturities of one year or less from the date of purchase and measured at cost less any identified impairment.

For the years ended June 30, 2010, 2011 and 2012, the Group has recognized the investment income from the held-to-maturity investments of RMB2,823,770, RMB11,022,226 and RMB18,682,916 (US$2,940,802), respectively.

Available-for-sale investments

As of June 30, 2011 and 2012, the Group's available-for-sale investment at fair value represents investment in Series A Preferred Stock of Franklin and the estimation of fair value is determined by using a combination of income and market approach. Under the income approach, it uses cash flow projections based on the forecast covering a five-year period and a terminal value at the end of the fifth year with a discount rate of 19% and 15% determined based on the weighted average cost of capital for year ended June 30, 2011 and 2012, respectively. Cash flow projections during the budget period for the investment are based on the expected gross margins during the budget period. Budgeted gross margins were determined based on past performance and the management's expectations for the market development.

The market approach is performed by utilizing the trading multiples including the market value of invested capital over sales and market value of invested capital over gross profit as of June 30, 2011 and 2012.

The fair value of available-for-sale was determined using the midpoint of the values from the two approaches above after applying 11% and 15% marketability discount, for year ended June 30, 2011 and 2012, respectively, based on restricted stock studies having considered the size and profitability of the investment. There has been no transfer between Level 1 and Level 2.

Available-for-sale
investment
RMB

Balance as at June 30, 2010 and July 1, 2010	23,048,725
Unrealized loss (note)	(12,523,254)

Balance as at June 30, 2011	10,525,471
Unrealized loss (note)	(810,425)

Balance as at June 30, 2012 (RMB)	9,715,046

Balance as at June 30, 2012 (US$)	1,529,206

Note:	Unrealized loss on available-for-sale investment at fair value has been included in the accumulated other comprehensive income in the consolidated statements of shareholders' equity and comprehensive income.

Other investment

As of June 30, 2011 and 2012, the Group's other investment at cost less impairment represents investment in Series B Preferred Stock of Franklin and call option to acquire 20% equity interest in Yuanbo Education (as defined in note 10). The Group estimates the fair value of the investment in Series B Preferred Stock of Franklin and call option to assess impairment by utilizing income approach through the application of option-pricing method. The valuation technique is based on a number of estimates and assumptions, including the appropriate discount rates, volatility and dividend yield. For the years ended June 30, 2012, the Group recorded an impairment loss of RMB1,081,000 (US$107,156), which was included in other operating expense of the consolidated statement of income, on the call option. For the years ended June 30, 2011 and 2012, the Group recorded an impairment loss of RMB4,409,508 and RMB809,270 (US$127,384), which was included in impairment loss on investment of the consolidated statement of income, on investment in Series B Preferred Stock of Franklin.